Consolidated Balance Sheets	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Current assets:
Cash and cash equivalents	$ 109,799,683	¥ 711,260,388	¥ 504,889,868
Restricted cash	22,612,590	146,479,837	123,936,600
Short-term investments	37,745,396	244,507,124	1,306,634,495
Accounts receivable, net (note 5)	36,364,493	235,561,910	295,631,828
Amounts due from related parties (note 17)	33,396,242	216,334,179	52,021,096
Prepaid expenses	4,894,134	31,703,223	55,416,607
Deferred tax assets, current (note 10)			304,374
Advances to suppliers	18,125,424	117,412,873	75,285,334
Other current assets	13,970,074	90,495,346	104,922,698
Total current assets	276,908,036	1,793,754,880	2,519,042,900
Property and equipment, net (note 6)	15,252,123	98,800,204	112,355,637
Investment in non-consolidated affiliates (note 7)	15,222,562	98,608,709	96,941,685
Goodwill (note 8)	28,442,066	184,242,013	181,322,013
Intangible assets, net (note 8)	3,844,571	24,904,359	84,748,607
Deferred tax assets, non-current (note 10)			515,620
Other non-current assets	7,432,891	48,148,781	51,124,855
Total non-current assets	70,194,213	454,704,066	527,008,417
Total assets	347,102,249	2,248,458,946	3,046,051,317
Current liabilities:
Accounts payable (including accounts payable of the consolidated VIEs without recourse to eLong, Inc. of RMB272,984,785 and RMB272,484,627 (US$42,064,377) as of December 31, 2014 and 2015, respectively)	96,223,427	623,316,115	442,489,234
Income taxes payable (including income taxes payable of the consolidated VIEs without recourse to eLong, Inc. of RMB12,911 and RMB3,181,138 (US$491,083) as of December 31, 2014 and 2015, respectively)	491,083	3,181,138	12,911
Amounts due to related parties (including amounts due to related parties of the consolidated VIEs without recourse to eLong, Inc. of RMB2,205,507 and RMB15,307,259 (US$2,363,034) as of December 31, 2014 and 2015, respectively) (note 17)	5,635,883	36,508,118	127,910,270
Deferred revenue (including deferred revenue of the consolidated VIEs without recourse to eLong, Inc. of Nil as of December 31, 2014 and 2015, respectively)	10,751,577	69,646,568	47,543,483
Advances and deposits from customers (including advances and deposits from customers of the consolidated VIEs without recourse to eLong, Inc. of RMB59,502,845 and RMB42,106,147 (US$6,500,069) as of December 31, 2014 and 2015, respectively)	16,593,699	107,490,662	121,933,804
eCoupon program virtual cash liability (including eCoupon program virtual cash liability of the consolidated VIEs without recourse to eLong, Inc. of Nil as of December 31, 2014 and 2015, respectively)	22,802,847	147,712,279	135,648,275
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of the consolidated VIEs without recourse to eLong, Inc. of RMB96,421,605 and RMB20,309,664 (US$3,135,272) as of December 31, 2014 and 2015, respectively) (note 9)	35,131,561	227,575,227	292,310,439
Total current liabilities	187,630,077	1,215,430,107	1,167,848,416
Deferred tax liabilities, non-current (including deferred tax liabilities, non-current of the consolidated VIEs without recourse to eLong, Inc. of RMB21,186,882 and RMB14,059,644(US$2,170,435) as of December 31, 2014 and 2015, respectively) (note 10)	2,170,435	14,059,644	21,186,882
Other liabilities (including other liabilities of the consolidated VIEs without recourse to eLong, Inc. of RMB44,200 and RMB1,111,073 (US$171,520) as of December 31, 2014 and 2015, respectively)	455,459	2,950,372	44,200
Total non-current liabilities	2,625,894	17,010,016	21,231,082
Total liabilities	$ 190,255,971	¥ 1,232,440,123	¥ 1,189,079,498
Commitments and contingencies (note 11)
Shareholders' equity
Additional paid-in capital	$ 405,795,551	¥ 2,628,662,421	¥ 2,397,867,582
Statutory reserves (note 18)	1,516,838	9,825,772	3,665,186
Accumulated deficit	(255,609,349)	(1,655,786,242)	(626,809,931)
Total eLong, Inc. shareholders' equity	152,599,462	988,508,796	1,780,322,242
Noncontrolling interest (note 14)	4,246,816	27,510,027	76,649,577
Total shareholders' equity	156,846,278	1,016,018,823	1,856,971,819
Total liabilities and shareholders' equity	347,102,249	2,248,458,946	3,046,051,317
Ordinary shares [Member]
Shareholders' equity
Ordinary shares	481,011	3,115,895	2,908,455
High-vote ordinary shares [Member]
Shareholders' equity
Ordinary shares	$ 415,411	¥ 2,690,950	¥ 2,690,950